Equity (Details) - Schedule of changes in share capital - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Changes In Share Capital Abstract
Issued as at January 1	17,800	17,211	1,956
Issuance of ADSs (See D below)	544	126	8,573
Vesting of RSUs	138	163	7
Exercise of warrants		300	6,675
Issued as at December 31	18,482	17,800	17,211